Segment information (Details Narrative) - Distributor [member]	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Revenue percentage	72.00%	93.00%	85.00%	90.00%
Accounts receivable and other receivables percentage			69.00%	80.00%